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                          [CLIFFORD CHANCE LETTERHEAD]


                                               October 26, 2005


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:      Morgan Stanley Mid Cap Value Fund (the "Fund")
         Securities Act File No. 333-59140
         Investment Company Act File No. 811-10359
         POST-EFFECTIVE AMENDMENT NO. 4

Dear Sir or Madam:

On behalf of the Morgan Stanley Mid Cap Value Fund, a Massachusetts business trust (the "Fund"), attached herewith for filing is the above-referenced Post-Effective Amendment No. 4 (the "Amendment") to the Fund's Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 5 pursuant to the Investment Company Act of 1940, as amended, together with exhibits thereto.

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of including the disclosure required by SEC Release IC-26418. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 485(b) filing, to include all requisite updated financial information, consents and opinions, as well as any other required information, in anticipation of going automatically effective on December 29th, 2005. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931 or Elizabeth Nelson of Morgan Stanley at (630) 684-6301.


                                               Very truly yours,

                                               /s/ Stuart M. Strauss
                                               ---------------------
                                               Stuart M. Strauss